SCHEDULE OF SHORT-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	$ 1,703,314
Add: purchase wealth management financial products	5,097,816	$ 2,159,920
Less: proceeds received upon maturity of short-term investments	(6,776,385)	(470,082)
Foreign currency translation adjustments	(2,309)
Ending balance of short-term investments		1,703,314
Short-Term Investments [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	1,703,314
Add: purchase wealth management financial products	5,097,816	2,159,920
Less: proceeds received upon maturity of short-term investments	(6,776,385)	(470,082)
Foreign currency translation adjustments	(24,745)	13,476
Ending balance of short-term investments		$ 1,703,314